OTHER ASSETS	12 Months Ended
Dec. 31, 2019
OTHER ASSETS
OTHER ASSETS

11.    OTHER ASSETS

Other assets consist of the following:

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Prepayment to suppliers	12,143	55,412	7,959
Silver products and raw silver	428	247	36
VAT refund receivable	11,769	1,150	165
Expense advance to employees	998	1,489	214
Receivables related to subsidiaries disposal	9,620	—	—
Staff loan	49,800	53,851	7,735
Deposit and others	70,890	113,153	16,254
Total	155,648	225,302	32,363

As of December 31, 2018, receivables related to subsidiaries disposal are the outstanding balances of disposal consideration in connection with the disposal of subsidiaries as mentioned in Note 5 – Deconsolidation. This amount has been fully received in 2019. As of December 31, 2019, no outstanding balance relates to subsidiaries disposal.

As of December 31, 2018 and 2019, the balance of staff loan relates to staff benefit plan under which non-interest bearing staff loans are granted to the Group’s staff for house purchase.